M. Stock-Based Compensation (Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units [Member]
Granted RSUs	33,000
Grant-date fair value	$ 300
Compensation expense	200
Compensation cost on unvested options not yet recognized	100
Employee Stock Option [Member]
Options outstanding	1,468,000	419,000	377,000	288,000
Weighted average exercise price	$ 8.379	$ 5.936	$ 5.877	$ 5.838
Compensation cost on unvested options not yet recognized	5,100
Compensation cost unrecognized weighted average period	3 years 4 months 28 days
Aggregate intrinsic value of options outstanding	2,500	700
Aggregate intrinsic value of options exercisable	$ 2,500	$ 700
Prior Plans
Options outstanding	708,473
Weighted average exercise price	$ 6.68
2013 Plan
Options outstanding	759,429
Weighted average exercise price	$ 9.97